Provisions (Details 1 - Textual) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Judicial deposits	R$ 3,079	R$ 3,083
Provision recorded	633	161	R$ 173
Civil, labor and tax lawsuits contingent liabilities
Disclosure of other provisions [line items]
Provision recorded	0
Contingent liabilities	4,292	215
Tax
Disclosure of other provisions [line items]
Judicial deposits	2,933	2,932
Provision recorded	131	11	10
Labor
Disclosure of other provisions [line items]
Judicial deposits	142	151
Provision recorded	502	R$ 150	R$ 163
Civil
Disclosure of other provisions [line items]
Judicial deposits	4
Dextra Group [Member] | Civil, labor and tax lawsuits contingent liabilities
Disclosure of other provisions [line items]
Contingent liabilities	R$ 4,093